United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	555 Madison Avenue, 17th Floor
		New York, NY 10022

13F File Number: 028-06347

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	May 5, 2005

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	92

Form 13F Information Table Value Total:	$114,438,000


List of Other Included Managers:



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Limited                    COM              G0070K103     1125    27250 SH       SOLE                    27250
Alcoa Inc.                     COM              013817101      346    11400 SH       SOLE                    11400
Alliance Capital Management LP COM              018548107      797    16900 SH       SOLE                    16900
Amerada Hess                   COM              023551104      503     5226 SH       SOLE                     5226
American Express               COM              025816109     1274    24800 SH       SOLE                    24800
American International Group   COM              026874107      760    13709 SH       SOLE                    13709
Anglo American Plc             COM              03485p102      335    14000 SH       SOLE                    14000
Annaly MTG Management REIT     COM              035710409      206    11000 SH       SOLE                    11000
BHP Ltd.                       COM              088606108      420    15000 SH       SOLE                    15000
BP PLC                         COM              055622104     1845    29570 SH       SOLE                    29570
Bank of New York Co.           COM              064057102      654    22500 SH       SOLE                    22500
Berkshire Hathaway Inc. Cl B   COM              084670207     1062      372 SH       SOLE                      372
Bristol-Myers Squibb           COM              110122108     1008    39600 SH       SOLE                    39600
Burlington Resources           COM              122014103      200     4000 SH       SOLE                     4000
Cablevision NY Group           COM              12686c109      693    24700 SH       SOLE                    24700
Cabot Corp.                    COM              127055101      443    13250 SH       SOLE                    13250
Cardinal Health                COM              14149Y108      240     4305 SH       SOLE                     4305
Caremark RX, Inc.              COM              141705103      492    12375 SH       SOLE                    12375
Cendant Corp.                  COM              151313103     3070   149450 SH       SOLE                   149450
Charles Schwab Corp.           COM              808513105     5846   556217 SH       SOLE                   556217
ChevronTexaco Corp.            COM              166751107     1481    25400 SH       SOLE                    25400
Chicago Mercantile Exchange Ho COM              167760107      291     1500 SH       SOLE                     1500
CitiGroup Inc.                 COM              172967101     6616   147211 SH       SOLE                   147211
Coca Cola Co.                  COM              191216100      392     9400 SH       SOLE                     9400
Colgate-Palmolive              COM              194162103      365     7000 SH       SOLE                     7000
Comcast Class A Special        COM              200300200      802    23977 SH       SOLE                    23977
Comcast Corp. Cl A             COM              20030N101      414    12266 SH       SOLE                    12266
Commerce Bancorp Inc. NJ       COM              200519106      844    26000 SH       SOLE                    26000
ConocoPhillips                 COM              20825C104      968     8976 SH       SOLE                     8976
Crescent Real Estate Equities  COM              225756105      447    27350 SH       SOLE                    27350
Criimi Mae Inc.                COM              226603504      442    22000 SH       SOLE                    22000
Deere & Co.                    COM              244199105      604     9000 SH       SOLE                     9000
Duke Energy Corp.              COM              264399106      437    15600 SH       SOLE                    15600
Duke Realty Corp.              COM              264411505      600    20106 SH       SOLE                    20106
Eastgroup Properties           COM              277276101      500    13250 SH       SOLE                    13250
Enbridge Energy Management LLC COM              29250x103     1575    32239 SH       SOLE                    32239
Exxon Mobil Corporation        COM              30231G102     3323    55762 SH       SOLE                    55762
FPL Group Inc.                 COM              302571104      401    10000 SH       SOLE                    10000
First Nat'l Bank Nebraska      COM              335720108     5050     1000 SH       SOLE                     1000
Fluor Corp.                    COM              343412102      554    10000 SH       SOLE                    10000
General Electric               COM              369604103     5054   140148 SH       SOLE                   140148
Gillette Company               COM              375766102      202     4000 SH       SOLE                     4000
HCA Inc.                       COM              404119109     1433    26750 SH       SOLE                    26750
HSBC Holdings PLC              COM              404280406     1882    23700 SH       SOLE                    23700
Hollinger International        COM              435569108      448    41100 SH       SOLE                    41100
Honeywell Intl.                COM              438506107      670    18000 SH       SOLE                    18000
Icici Bank LTD                 COM              45104G104      456    22000 SH       SOLE                    22000
IndyMac Bancorp Inc.           COM              456607100      258     7600 SH       SOLE                     7600
International Paper            COM              460146103      441    12000 SH       SOLE                    12000
Intl. Business Machines        COM              459200101      459     5018 SH       SOLE                     5018
Johnson & Johnson              COM              478160104    12326   183535 SH       SOLE                   183535
Kerr-McGee Corp.               COM              492386107     1181    15075 SH       SOLE                    15075
Keyspan Corporation            COM              49337w100      234     6000 SH       SOLE                     6000
Kinder Morgan Energy Partners  COM              494550106      466    10350 SH       SOLE                    10350
Leucadia Natl Corp.            COM              527288104     1511    43974 SH       SOLE                    43974
Level 3 Communications         COM              52729N100       63    30500 SH       SOLE                    30500
Liberty Media Corp. Series A   COM              530718105     2129   205285 SH       SOLE                   205285
Liberty Media Intl Inc.        COM              530719103      553    12652 SH       SOLE                    12652
Magellan Midstream Ptnrs LP    COM              559080106     1902    31150 SH       SOLE                    31150
Manulife Financial Corp.       COM              56501r106      288     6000 SH       SOLE                     6000
Markwest Energy Ptnr LP        COM              570759100      213     4500 SH       SOLE                     4500
Marriott Intl Inc. CL A        COM              571903202     1671    25000 SH       SOLE                    25000
Merck & Co.                    COM              589331107     5201   160675 SH       SOLE                   160675
Monsanto Co.                   COM              61166w101      580     9000 SH       SOLE                     9000
Nacco Inds Inc. CL A           COM              652957910      709     6955 SH       SOLE                     6955
National Australia Bank        COM              632525408      505     4600 SH       SOLE                     4600
News Corp, Ltd. Pfd.           COM              652487802     1793   105964 SH       SOLE                   105964
Northern Border Partners       COM              664785102     2009    41650 SH       SOLE                    41650
Pfizer Inc.                    COM              717081103      384    14625 SH       SOLE                    14625
Plum Creek Timber Co           COM              729251108      214     6000 SH       SOLE                     6000
Rayonier Inc.                  COM              754907103     1711    34550 SH       SOLE                    34550
Royal Dutch Petroleum          COM              780257804     1183    19700 SH       SOLE                    19700
Safeco Corp.                   COM              786429100     1091    22400 SH       SOLE                    22400
Sprint Corp. Fon Group         COM              852061100      202     8897 SH       SOLE                     8897
St. Joe Company                COM              790148100     1955    29050 SH       SOLE                    29050
St. Paul Travelers Companies I COM              792860108      302     8233 SH       SOLE                     8233
Texas Instruments Inc.         COM              882508104     1224    48000 SH       SOLE                    48000
U.S. Bancorp                   COM              902973304     2264    78545 SH       SOLE                    78545
United Dominion Realty         COM              910197102      212    10150 SH       SOLE                    10150
UnitedGlobalCom, Inc.          COM              913247508      770    81434 SH       SOLE                    81434
Vodafone Group PLC ADR F       COM              92857T107      246     9250 SH       SOLE                     9250
W.P. Carey & Co., LLC          COM              92930Y107     2408    79275 SH       SOLE                    79275
Walt Disney Co.                COM              254687106      987    34365 SH       SOLE                    34365
Waste Management               COM              94106L109      955    33100 SH       SOLE                    33100
Wells Fargo & Co.              COM              949746101     2751    46000 SH       SOLE                    46000
Wellsford Real Properties Inc. COM              950240101      182    12500 SH       SOLE                    12500
Westpac Banking Corp (ADR)     COM              961214301      591     8000 SH       SOLE                     8000
Williams Cos Inc.              COM              969457100      340    18100 SH       SOLE                    18100
Wyeth                          COM              026609107      911    21600 SH       SOLE                    21600
XL Capital Ltd.                COM              G98255105      768    10612 SH       SOLE                    10612
Zimmer Holdings Inc.           COM              98956p102      386     4960 SH       SOLE                     4960
Partner Re Ltd. 7.9% Series T  PRD              70212C209      249     9600 SH       SOLE                     9600
REPORT SUMMARY		       92 DATA RECORDS	            114348        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED